Investments in associates & other investments - Schedule of investment in associate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in associates & other investments
Balance - Beginning of period	$ 12,964	$ 9,636
Acquisitions		1,748
Exercise of warrants		1,437
Transfer to Other investments	(15,344)
Share of loss and comprehensive loss, net	(641)	(1,703)
Net gain on ownership dilution		1,846
Gain on deemed disposal	11,854
Balance - End of period	$ 8,833	$ 12,964